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                            UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Relational Investors LLC
Address: 11975 El Camino Real, Suite 300
         San Diego, CA 92130


13F File Number:  028-06854

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


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Name:     Jay Sitlani
Title:    CFO
Phone:    858-704-3336
Signature, Place, and Date of Signing:

/s/ J. SITLANI San Diego, California 8/10/00


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


                  FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   11

Form 13F Information Table Value Total:   $767,971



List of Other Included Managers:
NONE


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                                                      FORM 13F INFORMATION TABLE

                                TITLE                VALUE   SHARES/   SH/ PUT/ INVSTMT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER            OF CLASS   CUSIP    (X$1000)  PRN AMT   PRN CALL DSCRETN   MANAGERS   SOLE   SHARED  NONE
--------------------         --------- ---------  --------  --------  --- ---- ------- ----------- ------ -------  ----
Apria Healthcare Group Inc.      COM    037933108  $134,528 10,981,900 SH       SOLE            10,981,900
Nuevo Energy Co.                 COM    670509108  $ 21,991  1,165,100 SH       SOLE             1,165,100
Tektronix, Inc.                  COM    879131100  $343,818  4,646,184 SH       SOLE             4,646,184
Waste Management, Inc.           COM    94106L109  $ 22,534  1,186,000 SH       SOLE             1,186,000
ICN Pharmaceuticals, Inc.        COM    448924100  $ 43,496  1,563,900 SH       SOLE             1,563,900
Mattel, Inc.                     COM    577081102  $ 58,492  4,435,380 SH       SOLE             4,435,380
Dial Corp.                       COM    25247D101  $ 22,431  2,162,000 SH       SOLE             2,162,000
Southdown, Inc.                  COM    841297104  $ 46,258    801,000 SH       SOLE               801,000
Payless ShoeSource, Inc.         COM    704379106  $ 34,548    674,100 SH       SOLE               674,100
SunGard Data Systems, Inc.       COM    867363103  $ 20,844    672,400 SH       SOLE               672,400
SPDR Trust Series 1              COM    78462F103  $ 19,032    131,000 SH       SOLE               131,000

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